EMPLOYEE BENEFIT PLANS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
EMPLOYEE BENEFIT PLANS
Net periodic benefit cost recognized for the plans

	Pension Benefits		Other Benefits
(In thousands)	March 31, 2015	March 31, 2014	March 31, 2015	March 31, 2014
Components of net periodic benefit cost:
Service cost	$—	$—	$2	$9
Interest cost	1,069	1,152	7	53
Expected return on plan assets	(1,166)	(1,307)	—	—
Amortization of net (gain) loss	11	(259)	(2,797)	(87)
Amortization of prior service credit	—	—	(2,888)	(416)
Curtailment gain	—	—	(11,867)	—
Settlement (gain) loss	287	—	(575)	—

Net periodic benefit cost (credit)	$201	$(414)	$(18,118)	$(441)

	Pension Benefits				Other Benefits
(In thousands)	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)	(Successor)	(Successor)	(Successor)	(Predecessor)
Components of net periodic benefit cost:
Service cost	$—	$180	$59	$76	$36	$195	$61	$74
Interest cost	4,609	4,513	1,484	1,962	214	870	306	435
Expected return on plan assets	(5,230)	(4,707)	(1,442)	(1,811)	—	—	—	—
Amortization of net (gain) loss	(1,034)	—	—	899	(348)	(78)	—	88
Amortization of prior service credit	—	—	—	—	(1,665)	—	—	(448)
Settlement	—	—	(15)	—	—	—	—	—

Net periodic benefit cost (credit)	$(1,655)	$(14)	$86	$1,126	$(1,763)	$987	$367	$149

Summary of changes in other comprehensive income:

	Pension Benefits		Other Benefits
(In thousands)	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013
	(Successor)	(Successor)	(Successor)	(Successor)
Net (gain) loss	$21,641	$(12,537)	$561	$(1,271)
Net prior service credit	—	—	—	(15,197)
Amortization of net gain	1,034	—	348	78
Amortization of prior service credit	—	—	1,665	—
Allocated tax expense (benefit)	(8,843)	8,442	(1,003)	6,782

Total recognized in other comprehensive (income) loss	$13,832	$(4,095)	$1,571	$(9,608)
Net periodic benefit cost (credit)	(1,655)	(14)	(1,763)	987

Total recognized in net periodic benefit cost (credit) and other comprehensive (income) loss	$12,177	$(4,109)	$(192)	$(8,621)

Schedule of plan's change in benefit obligations and plan assets and the accrued liability for benefit costs included in the Consolidated Balance Sheets

	Pension Benefits		Other Benefits
(In thousands)	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013
	(Successor)	(Successor)	(Successor)	(Successor)
Change in benefit obligation:
Benefit obligation at beginning of period	$98,883	$109,718	$5,718	$22,765
Service cost	—	180	36	195
Interest cost	4,609	4,513	214	870
Plan participants' contributions	—	—	419	562
Actuarial (gain) loss	23,532	(10,022)	561	(1,271)
Plan amendment	—	—	—	(15,197)
Benefits paid	(2,247)	(5,408)	(1,262)	(2,206)
Administrative expenses	(81)	(98)	—	—
Settlement paid	(7,166)	—	—	—
Settlement gain	(3,575)	—	—	—

Benefit obligation at end of period	$113,955	$98,883	$5,686	$5,718

	Pension Benefits		Other Benefits
(In thousands)	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013
	(Successor)	(Successor)	(Successor)	(Successor)
Change in plan assets:
Fair value of plan assets at beginning of period	$73,658	$68,219	$—	$—
Actual return on plan assets gain	3,546	7,223	—	—
Employer contribution	2,714	3,722	843	1,644
Plan participants' contributions	—	—	419	562
Benefits paid	(2,247)	(5,408)	(1,262)	(2,206)
Administrative expense	(81)	(98)	—	—
Settlement paid	(7,166)	—	—	—

Fair value of plan assets at end of period	$70,424	$73,658	$—	$—

Net liability for benefit cost:
Funded status	$(43,531)	$(25,225)	$(5,686)	$(5,718)

	Pension Benefits		Other Benefits
(In thousands)	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
	(Successor)	(Successor)	(Successor)	(Successor)
Amounts recognized in the Balance Sheet:
Accrued expenses and other liabilities	$(152)	$(154)	$(629)	$(612)
Other long-term liabilities	(43,379)	(25,071)	(5,057)	(5,106)

Net liability recognized	$(43,531)	$(25,225)	$(5,686)	$(5,718)

Aggregate accumulated benefit obligation	$(113,955)	$(98,883)	$(5,686)	$(5,718)

Summary of pension plans with accumulated benefit obligations and projected benefit obligations in excess of plan assets

	Pension Benefits
(In thousands)	December 31, 2014	December 31, 2013
	(Successor)	(Successor)
Aggregated accumulated benefit obligation	$(113,955)	$(98,883)
Aggregated projected benefit obligation	(113,955)	(98,883)
Aggregated fair value of plan assets	70,424	73,658

Schedule of components of amounts recognized in accumulated other comprehensive income

	Pension Benefits		Other Benefits
(In thousands)	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
	(Successor)	(Successor)	(Successor)	(Successor)
Net actuarial (gain) loss	$21,641	$(12,537)	$561	$(1,271)
Prior service credit	—	—	—	(15,197)

Schedule of amounts in accumulated other comprehensive income expected to be recognized in components of net periodic pension cost
(In thousands)	Pension Benefits	Other Benefits
Net actuarial (gain) loss	$45	$(284)
Net prior service credit	—	(1,665)

Schedule of weighted-average assumptions used to determine benefit obligations

	Pension Benefits		Other Benefits
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
	(Successor)	(Successor)	(Successor)	(Successor)
Discount rate	3.80%	4.73%	3.37%	4.00%
Rate of compensation increase	N/A	N/A	N/A	N/A

Schedule of weighted-average assumptions used to determine net periodic benefit cost

	Pension Benefits				Other Benefits
	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)	(Successor)	(Successor)	(Successor)	(Predecessor)
Discount rate	4.73%	4.17%	3.99%	4.86%	4.00%	3.90%	3.65%	4.42%
Weighted average expected long-term return on plan assets	7.81%	7.27%	7.27%	7.27%	N/A	N/A	N/A	N/A
Rate of compensation increase	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Schedule of benefits expected to be paid
(In thousands)	Pension Benefits	Other Benefits
2015	$2,583	$639
2016	2,720	633
2017	3,973	614
2018	3,664	545
2019	4,493	490
Years 2020-2024	29,648	1,745

Schedule of target allocations for plan assets

Asset Category	Target Allocation
Fixed(1)	15%
Equity Securities—U.S.	26%
Equity Securities—International	14%
Collective trust fund	25%
Private Real Estate	15%
Commodities broad basket	5%

100%

(1)	Includes U.S. Treasury Securities and Bond market fund.

Schedule of fair value of the pension plan assets

		Fair Value Measurements at December 31, 2014 Using
	Total Carrying Value at December 31, 2014
(In thousands)		Quoted prices in active market (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash and cash equivalents	$300	$300	$—	$—
U.S. treasury securities	1,615	1,615	—	—
Equity securities:
U.S. companies	18,513	18,513	—	—
International companies	10,109	10,109	—	—
Bond market fund	9,173	9,173	—	—
Collective trust fund	17,485	—	17,485	—
Commodities broad basket fund	2,918	2,918	—	—
Private real estate	10,311	—	10,311	—

Total assets at fair value	$70,424	$42,628	$27,796	$—

        The fair value of the pension plan assets at December 31, 2013, by asset class is as follows:

		Fair Value Measurements at December 31, 2013 Using
	Total Carrying Value at December 31, 2013
(In thousands)		Quoted prices in active market (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash and cash equivalents	$265	$265	$—	$—
U.S. treasury securities	1,557	1,557	—	—
Equity securities:
U.S. companies	19,654	19,654	—	—
International companies	11,281	11,281	—	—
Bond market fund	9,655	9,655	—	—
Collective trust fund	17,958	—	17,958	—
Commodities broad basket fund	3,459	3,459	—	—
Private real estate	9,829	—	9,829	—

Total assets at fair value	$73,658	$45,871	$27,787	$—